As filed May 1, 2001


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                          Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                   Delaware Group Global & International Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (800)-523-1918
                        (Area Code and Telephone Number)

                               One Commerce Square
                             Philadelphia, PA 19103
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                          Richelle S. Maestro, Esquire
                               One Commerce Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.


Title of the securities being registered: Shares of Beneficial Interest - No Par Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on [May 31,] 2001, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Group Global & International Equity Funds has executed this Registration Statement.

                          DELAWARE OVERSEAS EQUITY FUND



Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Meeting of Shareholders of Delaware Overseas Equity Fund (the "Overseas Equity Fund"). The Meeting has been called for July 26, 2001 at 11:00 a.m. Eastern time at the Crowne Plaza Hotel in Philadelphia, Pennsylvania. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card or by telephone or by the Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Overseas Equity Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware International Equity Fund (the "International Equity Fund"), a series of Delaware Group Global & International Funds. If the shareholders of your Fund approve the proposal, the International Equity Fund will acquire substantially all of the assets, subject to the liabilities, of the Overseas Equity Fund. You will receive shares of the International Equity Fund equal in value to your investment in shares of the Overseas Equity Fund. You will no longer be a shareholder of the Overseas Equity Fund and, instead, you will be a shareholder of the International Equity Fund.

         The transaction is being proposed because the International Equity Fund's investment strategy has a better opportunity for sustainable results than that of the Overseas Equity Fund. In addition, the projected growth in assets of the Overseas Equity Fund is also not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The combined Fund may also result in lower expenses, particularly as the International Equity Fund grows in assets. The International Equity Fund has an investment objective and investment policies that are similar to those of the Overseas Equity Fund, as outlined in the Joint Proxy Statement/Prospectus. The International Equity Fund is managed by Delaware International Advisers Ltd., which is also the current sub-adviser for the Overseas Equity Fund.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.



                                   Sincerely,



                                    Charles E. Haldeman, Jr.
                                    Chairman



                                    David K. Downes
                                    President and Chief Executive Officer

                          DELAWARE OVERSEAS EQUITY FUND
                   (a series of Delaware Group Adviser Funds)

                               One Commerce Square
                             Philadelphia, PA 19103

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           To be held on July 26, 2001


To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Delaware Overseas Equity Fund (the "Overseas Equity Fund"), a series of Delaware Group Adviser Funds (the "Trust"), will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Special Meeting is being called for the following reasons:

         1. For shareholders of the Overseas Equity Fund to vote on an Agreement and Plan of Reorganization between the Trust, on behalf of the Overseas Equity Fund, and Delaware Group Global & International Funds, on behalf of Delaware International Equity Fund (the "International Equity Fund"), that provides for:
(i) the acquisition of substantially all of the assets, subject to the liabilities, of the Overseas Equity Fund in exchange for shares of the International Equity Fund; (ii) the pro rata distribution of shares of the International Equity Fund to the shareholders of the Overseas Equity Fund; and
(iii) the liquidation and dissolution of the Overseas Equity Fund.

         2. To vote upon any other business as may properly come before the Special Meeting or any adjournment thereof.

         The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

         Shareholders of record of the Overseas Equity Fund as of the close of business on May 30, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Whether or not you plan to attend the Special Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                     By Order of the Board of Trustees,



                                     Richelle S. Maestro
                                     Secretary

June 8, 2001

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                        Joint Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                            Page
                                                                           -----

Cover Pages                                                                Cover
Summary
    What is the purpose of the proposal?
    How will the shareholder voting be handled?
    What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
    How do the investment objectives and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?
         Transfer Agency, Custody and Administrative Services
         Management and Administration Fees
         Distribution Services
         Rule 12b-1 Plans
         Purchases and Redemptions
         Dividends and Distributions
Reasons for the Transaction
Information about the Transaction
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about International Equity Fund Shares?
    What are the capitalizations of the Funds
         and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
    Are there any significant differences between
         the investment objectives and policies of the Funds?
    How do the investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?
Voting Information
    How many votes are necessary to approve the Agreement and Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?
Information about the International Equity Fund
Information about the Overseas Equity Fund
Information about each Fund
Principal Holders of Shares

                        JOINT PROXY STATEMENT/PROSPECTUS

                              Dated [May 31,] 2001

                          Acquisition of the Assets of

                          DELAWARE OVERSEAS EQUITY FUND
                   (A series of Delaware Group Adviser Funds)

                        By and in exchange for shares of

                       DELAWARE INTERNATIONAL EQUITY FUND
            (a series of Delaware Group Global & International Funds)


         This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Delaware Overseas Equity Fund (the "Overseas Equity Fund"), a series of Delaware Group Adviser Funds (the "Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). The principal offices of the Trust are located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. If shareholders of the Overseas Equity Fund approve the Plan, the net assets of the Overseas Equity Fund will be acquired by Delaware International Equity Fund (the "International Equity Fund"), a series of Delaware Group Global & International Equity Funds (the "Surviving Trust"), in exchange for shares of the International Equity Fund ("International Equity Fund Shares").

         The Meeting will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Board of Trustees of the Trust, on behalf of the Overseas Equity Fund, is soliciting these proxies. This Joint Proxy Statement/Prospectus will first be sent to shareholders on or about June 8, 2001.

         If the shareholders of the Overseas Equity Fund approve the Plan, you will receive International Equity Fund Shares equal in value to your investment in the Overseas Equity Fund. The Overseas Equity Fund will then be liquidated.

         The International Equity Fund's investment objective is to seek long-term growth without undue risk of principal. The investment objective of the Overseas Equity Fund is to maximize total return (capital appreciation and income).

         This Joint Proxy Statement/Prospectus gives the information about International Equity Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated [May 31,] 2001 relating to this Joint Proxy Statement/Prospectus containing more information about the International Equity Fund, the Overseas Equity Fund and the proposed reorganization has been filed with the SEC and is incorporated herein by reference.

         The following documents are attached to and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the International Equity Fund.

         o The Prospectus of the International Equity Fund dated March 30, 2001 (the "International Equity Fund Prospectus").

         o The Annual Report to shareholders of the International Equity Fund for the fiscal year ended November 30, 2000 (the "International Equity Fund Annual Report").

         The Prospectus of the Overseas Equity Fund dated February 28, 2001 is incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the International Equity Fund or the Overseas Equity Fund at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         Like all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                     SUMMARY

         This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. You should read the more complete information in the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the International Equity Fund Prospectus (attached as Exhibit B), and the International Equity Fund Annual Report (attached as Exhibit C).

What is the purpose of the proposal?

         The Board of Trustees of the Trust has approved an Plan for the Overseas Equity Fund and recommends that shareholders of the Overseas Equity Fund approve the Plan. If shareholders of the Overseas Equity Fund approve the Plan, that Fund's net assets will be transferred to the International Equity Fund in exchange for an equal value of International Equity Fund Shares. These International Equity Fund Shares will then be distributed pro rata to the Overseas Equity Fund's shareholders and that Fund will be liquidated and dissolved. The proposed transaction is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."

         This means that your shares of the Overseas Equity Fund will be exchanged for an equal value of International Equity Fund Shares. As a result, you will cease to be a shareholder of the Overseas Equity Fund and will become a shareholder of the International Equity Fund. This exchange will occur on a date agreed to between the Trust and the Surviving Trust (hereafter, the "Closing Date").

         Like the Overseas Equity Fund, the International Equity Fund is a mutual fund within the Delaware Investments Family of Funds. The International Equity Fund is managed by Delaware International Advisers Ltd. ("DIAL"), which is the sub-adviser to the Overseas Equity Fund. The International Equity Fund's investment objective and policies are similar, but not identical, to the Overseas Equity Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of the Trust has concluded that the Transaction is in the best interests of the shareholders of the Overseas Equity Fund. The Board of Trustees also concluded that no dilution in value would result to the shareholders of the Overseas Equity Fund or to the shareholders of the International Equity Fund, respectively, as a result of the Transaction.

                 The Board of Trustees recommends that you vote
                              to approve the Plan.

How will the shareholder voting be handled?

         Shareholders of the Overseas Equity Fund who own shares at the close of business on May 30, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the reorganization of the Overseas Equity Fund into the International Equity Fund, a majority (as defined under federal law) of the outstanding voting shares of the Overseas Equity Fund must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Joint Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the Overseas Equity Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for International Equity Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates only to the federal income tax consequences. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

         The Overseas Equity Fund and the International Equity Fund have compatible investment objectives. The Overseas Equity Fund's objective is total return, which the Fund defines as including both capital appreciation and income. The International Equity Fund has an objective of long-term growth without undue risk to principal, which the Fund seeks to achieve by investing primarily in international equity securities that have the potential for both capital appreciation and income. Although each Fund seeks growth and income, the Funds differ in the manner in which they pursue their objectives.

         The Overseas Equity Fund invests primarily in stocks of small to mid-size foreign companies that have the potential for capital appreciation and income. The Fund invests in issuers located throughout the world, including those in developing countries. In making investments, the Fund considers the strength of the country's currency and prospects for economic growth. In addition, the Overseas Equity Fund may also invest up to 40% of its assets in corporate and government bonds from issuers in developing countries; however, it generally does not intend to do so. The International Equity Fund invests primarily in common stocks of large foreign companies that have the potential for capital appreciation and income, with a particular emphasis on dividend-paying stocks that the Fund believes are undervalued. The International Equity Fund may invest in any foreign country, but currently anticipates investing primarily in developed markets. Therefore, the principal differences between the Fund are the size of the companies in which each Fund invests and the level of each Fund's investments developing markets.

What are the risks of an investment in the Funds?

         There can be no guarantee against losses resulting from an investment in a Fund, nor can there be any assurance that a Fund will achieve its investment objective. Investments in the Overseas Equity Fund and the International Equity Fund, as with most investments, involve risks. Those risks include adverse changes in foreign stock markets, political instability, inadequate regulatory controls in emerging markets, and poor performance in specific industries or companies in which the Funds may invest.

         The risks associated with an investment in the International Equity Fund are similar to the risks associated with investments in the Overseas Equity Fund. The Overseas Equity Fund, however, may have a greater percentage of its assets invested in developing countries and smaller companies, and therefore, the Overseas Equity Fund may be exposed to a greater extent than the International Equity Fund to certain risks of investing in emerging markets and small companies. The Overseas Equity Fund may also have greater interest rate risk as a result of those investments because changes in interest rates can have a significant impact on smaller companies and issuers in emerging markets.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Funds?

         The management of the business and affairs of the Funds is the responsibility of the Boards of Trustees of the Trust and the Surviving Trust. Each Board elects officers who are responsible for the day-to-day operations of the Funds.

         Delaware Management Company ("DMC") is the investment manager for the Overseas Equity Fund. DMC delegates the day-to-day investment management decisions to DIAL pursuant to a sub-advisor agreement. DIAL is also the investment manager for the International Equity Fund. DIAL therefore manages the assets of each of the Funds and makes each Fund's investment decisions. DMC is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. DIAL is also a wholly-owned subsidiary of Delaware Management Holdings, Inc. DMC and its predecessors have been managing the assets of the funds within the Delaware Investments Family of Funds since 1938. On March 31, 2001, DMC and its affiliates within Delaware Investments, including DIAL, were managing in the aggregate more than [$______] billion in assets.

         Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for the International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with Emma R. E. Lewis and with a fourteen member international equity team. Clive A. Gillmore is Deputy Managing Director, Senior Portfolio Manager and Director of DIAL. He has been the senior portfolio manager for the International Equity Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined DIAL in 1990 after eight years of investment experience. His most recent position prior to joining DIAL was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program. Nigel G. May, Senior Portfolio Manager and Director of DIAL, is a graduate of Sidney Sussex College, Cambridge. He joined DIAL in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. Mr. May joined Mr. Gillmore as co-manager of the International Equity Fund in 1997. He previously had been with Hill Samuel Investment Management Ltd. for five years. Emma R. E. Lewis, Portfolio Manager of DIAL, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined DIAL in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch Bank ABN AMRO and later joined Fiji Investment Management. Ms. Lewis is an Associate of the Institute of Investment Management and Research.

         Mr. Gillmore, together with Robert Akester, has had primary responsibility for managing the Overseas Equity Fund since September 1997.

What are the fees and expenses of each Fund and what might they be after the Transaction?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year.

               FEES AND EXPENSES FOR THE INTERNATIONAL EQUITY FUND

                          AND THE OVERSEAS EQUITY FUND



                                  SALES CHARGES

                                                                     Maximum Sales
   Fund Names &                 Maximum Sales                           Load on
Classes of Shares                 Load on                             Reinvested       Redemption
                                 Purchases       Maximum CDSC          Dividends          Fees
--------------------------------------------------------------------------------------------------
International Equity Fund
       Class A                     5.75%             None(1)              None            None
       Class B                      None            5.00%(2)              None            None
       Class C                      None            1.00%(3)              None            None
 Institutional Class                None             None                 None            None


Overseas Equity Fund
       Class A                     5.75%             None(1)              None            None
       Class B                      None            5.00%(2)              None            None
       Class C                      None            1.00%(3)              None            None
 Institutional Class                None             None                 None            None


                               OPERATING CHARGES

      Fund Names &        Management   Distribution and      Other       Total Annual    Fee Waivers &   Net Expenses
    Classes of Shares        Fees           Service        Expenses     Fund Operating      Payments
                                         (12b-1) Fees                      Expenses
---------------------------------------------------------------------------------------------------------------------
International Equity Fund
         Class A            0.85%            0.30%           0.74%          1.89%             None          1.89%
         Class B            0.85%            1.00%           0.74%          2.59%             None          2.59%
         Class C            0.85%            1.00%           0.74%          2.59%             None          2.59%
   Institutional Class      0.85%            None            0.74%          1.59%             None          1.59%



  Overseas Equity Fund
         Class A            0.85%            0.30%           1.75%          2.90%           (0.90%)(4)      2.00%
         Class B            0.85%            1.00%           1.75%          3.60%           (0.90%)(4)      2.70%
         Class C            0.85%            1.00%           1.75%          3.60%           (0.90%)(4)      2.70%
   Institutional Class      0.85%            none            1.75%          2.60%           (0.90%)(4)      1.70%

                                                        (Footnotes on next page)

(Footnotes from previous page)

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Funds' prospectuses if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Manager has contracted to waive fees and pay expenses through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets.

         Examples:

         The following Examples are intended to help you compare the cost of investing in the Overseas Equity Fund with the cost of investing in the International Equity Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year.1 These are examples only, and do not represent future expenses, which may be greater or less than those shown below.


                                  1 Year      3 Years     5 Years    10 Years(2)
--------------------------------------------------------------------------------

International Equity Fund
   Class A                        $  756      $ 1,135     $ 1,538     $  2,659
   Class B                           262          805       1,375        2,754
   Class B (if redeemed)             762        1,105       1,575        2,754
   Class C                           262          805       1,375        2,925
   Class C (if redeemed)             362          805       1,375        2,925
   Institutional Class               162          502         866        1,889

Overseas Equity Fund
   Class A                        $  766      $ 1,341     $ 1,941     $  3,553
   Class B                           273        1,020       1,788        3,649
   Class B (if redeemed)             773        1,320       1,988        3,649
   Class C                           273        1,020       1,788        3,804
   Class C (if redeemed)             373        1,020       1,788        3,804
   Institutional Class               173          723       1,300        2,868

(1) The Funds' actual returns may be greater or less than the hypothetical 5% return used. Also, the examples assumes that the Fund's total operating expenses remain unchanged in each of the periods shown. The examples for the Overseas Equity Fund reflect net operating expenses after the expense limitation for the one-year period and the total operating expenses without the expense limitation for years two through 10.
(2) The Class B examples reflect the conversion of Class B shares to Class A shares at the end of the eighth year. Information on the ninth and tenth years reflects expenses for the Class A shares.

Where can I find more financial information about the Funds?

         The International Equity Fund's Annual Report, which is attached, includes a discussion of the Fund's performance during the past fiscal year and shows per share information for each of the past five fiscal years. The Overseas Equity Fund Prospectus, as well as the Annual Report for the Overseas Equity Fund, contain further financial information about that Fund. These documents are available upon request (See "Information About the Overseas Equity Fund").

What are other key features of the Funds?

         Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the International Equity Fund and Overseas Equity Funds, on a pro rata basis.

         The Chase Manhattan Bank is the custodian of the securities and other assets of the Funds. Its main office is located at Chase Metrotech Center, Brooklyn, New York 11245.

         Management and Administration Fees. DIAL is the investment manager of the International Equity Fund and DMC is the investment manager of the Overseas Equity Fund. The management agreements for each of the Funds provides for reductions in fee rates as the assets of the Funds increase. Under each Fund's management agreement, the Fund pays a management fee 0.85% on the first $500 million of average daily net assets; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; 0.70% on the average daily net assets in excess of $2.5 billion. Beginning November 9, 1999 and through October 31, 2001, DMC, as investment manager to the Overseas Equity Fund, elected voluntarily to limit the operating expenses for the Overseas Equity Fund in order to prevent those expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets. DMC has delegated its responsibilities for the day-to-day management of the Overseas Equity Fund to DIAL, pursuant to a sub-advisory agreement. Under the sub-advisory agreement, DIAL is paid 80% of the fees DMC receives under DMC's investment management agreement with the Overseas Equity Fund. The actual management fee rates for the past fiscal year of each Fund is shown in the Fee Table included in the Summary section of this Joint Proxy Statement/Prospectus.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares and Class C Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to Institutional Classes of Shares. Such shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of Shares of the Institutional Classes.

         Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any appreciable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by the International Equity Fund under its Rule 12b-1 Plans and that Fund's Distribution Agreement is, on an annual basis: up to 0.30% of average daily net assets of Class A Shares, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal services and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. The maximum aggregate fee payable by the Overseas Equity Fund under its Rule 12b-1 Plan and that Fund's Distribution Agreement is, on an annual basis up to 0.30% of average daily net assets of Class A Shares, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. The Boards of Trustees for the Trust and the Surviving Trust may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, each a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the Funds.

         Purchases of shares of the Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although Institutional Class Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the Manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

         Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 5% is shares are redeemed within one year of purchase;
(ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. Eight years after purchase, each Fund's Class B Shares are subject to automatic conversion to Class A Shares.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge, or Rule 12b-1 Plan expenses.

         Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the Overseas Equity Fund will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

         Dividends, Distributions and Taxes. The International Equity Fund declares and makes payment of dividends from its net investment income on a quarterly basis. The Overseas Equity Fund normally declares and makes payment of dividends from its net investment income on an annual basis. The amount of these dividends will vary depending on changes in the Funds' net investment income. Payments from net realized securities profits (capital gains) of both Funds, if any, will be distributed annually. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investment Family of Funds.

         Distributions, whether received in cash or in additional shares, are generally subject to income tax. Distributions from a Fund's long-term capital gains are taxable as capital gains. Distributions from a Fund's short-term capital gains are generally taxable as ordinary income. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the Statement of Additional Information of the International Equity Fund under the heading "Distributions and Taxes," and the Statement of Additional Information of the Overseas Equity Fund under the heading "Dividends, Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of the Trust, on behalf of the Overseas Equity Fund, has recommended the Transaction for purposes of combining that Fund with a larger fund that has substantially similar investment objectives and policies and a better opportunity for sustainable results. There has also been relatively low demand and slow growth in assets for the Overseas Equity Fund as compared to the International Equity Fund. Shareholders of the Funds potentially could be advantaged by the growth in assets realized by combining the Funds because a larger fund can realize cost savings due to economies of scale. In this case, the International Equity Fund's total operating expenses are already lower than those of the Overseas Equity Fund. Therefore, if the merger were approved, shareholders of Overseas Equity Fund should realize immediate cost savings due to the lower expense ratio of the International Equity Fund. Additionally, the Board of Trustees believes that the investment strategy of the International Equity Fund affords a better opportunity for sustainable positive results than the Overseas Equity Fund's investment strategy.

         The Plan was presented to the Trust's Board of Trustees at a meeting of the Board. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Overseas Equity Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the expense ratios of the International Equity Fund and the Overseas Equity Fund; the comparative investment performance of the International Equity Fund and the Overseas Equity Fund; the compatibility of the investment objectives, policies, restrictions and investments of the Overseas Equity Fund with those of the International Equity Fund; the tax consequences of the Transaction; and the significant experience of DIAL and DMC. During the course of its deliberations, the Board of Trustees also considered that the expenses of each Transaction will be shared one-quarter by the International Equity Fund, one-quarter by the Overseas Equity Fund, one-quarter by DMC, and one-quarter by DIAL.

         The Board of Trustees of the Trust and the Surviving Trust concluded that the Transaction is in the best interests of the shareholders and that no dilution of value would result to the shareholders from the Transaction. The Board of the Trust then decided to approve the Plan and to recommend that shareholders of the Overseas Equity Fund approve the Transaction. As required by law, the Trustees approving the Plan included a majority of the Trustees who are not interested persons of the Overseas Equity Fund.

         For the reasons discussed above, the Board of Trustees of the Trust, on behalf of the Overseas Equity Fund, recommends that you vote FOR the Plan.

         If the shareholders of the Overseas Equity Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Overseas Equity Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

How will the Transaction be carried out?

         If the shareholders of the Overseas Equity Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust, on behalf of the Overseas Equity Fund, and by the Surviving Trust, on behalf of the International Equity Fund, including the delivery of certain documents. The Trust and the Surviving Trust will agree on the Closing Date. If the shareholders of the Overseas Equity Fund do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Overseas Equity Fund approve the Plan, the Fund will deliver to the International Equity Fund substantially all of its assets, subject to its liabilities, on the Closing Date. In exchange, the Trust, on behalf of the Overseas Equity Fund, will receive International Equity Fund Shares to be distributed pro rata by the Overseas Equity Fund to its shareholders in complete liquidation and dissolution of the Overseas Equity Fund. The value of the assets to be delivered to the International Equity Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

         The stock transfer books of the Overseas Equity Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The Overseas Equity Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the International Equity Fund.

         To the extent permitted by law, the Trust and the Surviving Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Overseas Equity Fund.

Who will pay the expenses of the Transaction?

         The expenses resulting from the Transaction will be shared by the following parties in the percentages indicated: 25% by the Overseas Equity Fund, 25% by the International Equity Fund, 25% by DMC, and 25% by DIAL.

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trust, on behalf of the Overseas Equity Fund, and for the Surviving Trust, on behalf of the International Equity Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Overseas Equity Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Overseas Equity Fund for shares of the International Equity Fund and (ii) the Overseas Equity Fund and its shareholders will not recognize any gain or loss upon receipt of the International Equity Fund's assets.

         You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion relates only to the federal income tax consequences.


What should I know about the International Equity Fund Shares?

         If the Transaction is approved, full and fractional shares of the International Equity Fund will be distributed to shareholders of the Overseas Equity Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights. The shares of the International Equity Fund will be recorded electronically in each shareholder's account. The International Equity Fund will then send a confirmation to each shareholder. As described in its prospectus, the International Equity Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Overseas Equity Fund will be cancelled.

         All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         Like the Overseas Equity Fund, the International Equity Fund does not routinely hold annual meetings of shareholders. The International Equity Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

         The following table sets forth, as of May 30, 2001, the separate capitalizations of the International and Overseas Equity Funds, and the estimated capitalization of the International Equity Fund as adjusted to give effect to the proposed Transaction. The capitalization of the International Equity Fund is likely to be different when the Transaction is consummated.

                                                                  International
                             International       Overseas          Equity Fund
                              Equity Fund      Equity Fund            after
                              (unaudited)      (unaudited)         Transaction
                                                                   (estimated)
Net assets (millions)          $________        $________           $________
Total shares outstanding        ________         ________            ________


                                                                  Internationa
                             International       Overseas          Equity Fund
                              Equity Fund      Equity Fund           Class A
                                Class A          Class A              after
                              (unaudited)      (unaudited)         Transaction
                                                                   (estimated)
Net assets (millions)          $________        $________           $________
Total shares outstanding        ________         ________            ________
Net asset value per share      $________        $________           $________


                                                                  International
                             International       Overseas          Equity Fund
                              Equity Fund      Equity Fund           Class B
                                Class B          Class B              after
                              (unaudited)      (unaudited)         Transaction
                                                                   (estimated)
Net assets (millions)          $________        $________           $________
Total shares outstanding        ________         ________            ________
Net asset value per share      $________        $________           $________


                                                                  International
                             International       Overseas          Equity Fund
                              Equity Fund      Equity Fund           Class C
                                Class C          Class C              after
                              (unaudited)      (unaudited)         Transaction
                                                                   (estimated)
Net assets (millions)          $________        $________           $________
Total shares outstanding        ________         ________            ________
Net asset value per share      $________        $________           $________

                                                                  International
                             International       Overseas          Equity Fund
                              Equity Fund      Equity Fund        Institutional
                             Institutional    Institutional        Class after
                                 Class            Class           Transaction
                              (unaudited)      (unaudited)         (estimated)
Net assets (millions)          $________        $________           $________
Total shares outstanding        ________         ________            ________
Net asset value per share      $________        $________           $________

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and policies of the Funds. For a complete description of the International Equity Fund's investment policies and risks, you should read the International Equity Fund Prospectus, which is attached to this Joint Proxy Statement/Prospectus as Exhibit B.

Are there any significant differences between the investment objectives and policies of the Funds?

         Investment Objectives. The Overseas Equity Fund and the International Equity Fund have compatible investment objectives. The Overseas Equity Fund's primary objective is total return, which the Fund defines as including both capital appreciation and income. The International Equity Fund's objective is long-term growth without undue risk to principal, which the Fund seeks to achieve by investing primarily in international equity securities that have the potential for both capital appreciation and income. The investment objective for each Fund is non-fundamental.

         Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval. Prior to changing a Fund's objective, however, the Board of Trustees would notify each shareholder before the change becomes effective.

         Investment Strategy. Although each Fund seeks growth and income, the Funds differ in the manner in which they pursue their objectives. The Overseas Equity Fund invests primarily in stocks of small to mid-size foreign companies that have the potential for capital appreciation and income. The Fund invests in both developing and developed countries. The Fund considers the strength of the country's currency and prospects for economic growth when selecting its investments and in determining what portion of its assets should be allocated to a particular country. In addition, the Overseas Equity Fund may also invest up to 40% of its assets in corporate and government bonds from issuers in developing countries, although it generally does not intend to do so.

         The International Equity Fund invests primarily in common stocks of large foreign companies that have the potential for capital appreciation and income, with a particular emphasis on dividend-paying stocks that the Fund believes are undervalued. The International Equity Fund may invest in any foreign country, but currently anticipates investing primarily in developed markets.

         Both Funds embrace a value approach in managing their investments. Using a value strategy, the Funds buy stocks that have fallen temporarily out of favor and are inexpensive relative to their true value and then sell the stocks when they reach higher valuation. Therefore, both Funds evaluate potential investments using such factors as a company's assets, earnings, dividends and growth potential to identify undervalued stocks.

         Principal Investments. Both Funds primarily invest in the common stock of foreign companies. Each Fund, under normal circumstances, will invest at least 65% of its assets in securities of issuers that are located in at least three different countries. The International Equity Fund, however, generally invests in larger companies in developed markets throughout the world, while the Overseas Equity Fund invests in smaller to mid-size companies in both developing and developed countries. Thus, as of December 31, 2000, the median company size for the International Equity Fund was $8.1 billion, whereas the median company size for the Overseas Equity Fund was $2.3 billion. [Confirm: The Overseas Equity Fund, however, has historically been more diversified than the International Equity Fund by investing in a greater number of different securities and in a greater number of different counties.] As of December 31, 2000, the Overseas Equity Fund's portfolio consisted of 113 different securities representing investments in 33 different countries, while the International Equity Fund's portfolio consisted of 54 different securities representing investments in 13 different countries.

         In addition, both Funds may invest in other types of securities with equity characteristics, including preferred stocks, warrants, and convertible securities. The Overseas Equity Fund may also invest in trusts or limited partnerships in which the International Equity Fund will not normally invest.

         The Overseas Equity Fund may also invest up to 40% in corporate and government bonds that are issued by governments or corporations in developing countries, but currently does not intend to do so. These types of bonds may have lower investment ratings because of increased risk. The International Equity Fund will invest in foreign corporate or government bonds only as a temporary defensive measure. Furthermore, when investing in this manner, the International Equity Fund will invest only in corporate debt that is rated AA or better by Standard and Poor's or Aa by Moody's, or if unrated, determined by the manager to be of comparable investment quality.

         Additional Investments. Although the Funds normally invest in common stock of foreign companies, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

         Foreign Investment Company Securities. The Overseas Equity Fund does not invest in foreign investment companies. The International Equity Fund, however, may invest without limitation in foreign investment companies. It will generally invest in funds, which may offer increased diversification, and could reduce certain risks, but may also increase the transaction costs of investing internationally.

         Foreign Currency Transactions. The Funds value their portfolios in U.S. dollars and conduct currency conversions for valuation purposes, but the Funds do not intend to convert the portfolio holdings into U.S. dollars. Thus, the Funds hold foreign currency and securities denominated in foreign currency. The Funds may, however, use foreign currency exchange contracts for defensive hedging purposes. This may allow a Fund to protect the value of a foreign security or lock-in a price for the purchase or sale of a foreign security. The Funds will not use these transactions for speculative purposes.

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs), and Global Depositary Receipts (GDRs). Both Funds may invest in sponsored and unsponsored ADRs, EDRs and GDRs. These securities represent an ownership interest in the underlying foreign securities that are held by the depositary. The holder of depositary receipts is entitled to the dividends and gains relating to the underlying foreign securities.

         ADRs are securities issued by a U.S. bank, while EDRs and GDRs are issued by a depositary outside of the U.S. Sponsored ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and the depositary, whereas unsponsored receipts are issued with the participation of only the depositary. Holders of unsponsored receipts generally bear all of the transaction costs and may not receive all of the shareholder communications published by the issuer of the underlying security.

          Temporary Defensive Investments. Both Funds may invest in a temporary defensive manner when a Fund's manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, the Overseas Equity Fund may hold a substantial part of its assets in cash or cash equivalents, or in U.S. Government securities. As a temporary defensive measure, the International Equity Fund may invest all or substantially all of its assets in high quality debt instruments issued by foreign governments, the U.S. Government, foreign companies, or U.S. companies. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

         Options and Futures. Although not a principal investment strategy for either Fund, the Funds are permitted to engage in options and futures transactions. The Overseas Equity Fund has no limit on its investment in options and futures. In contrast, the International Equity Fund may invest in options if the premiums are less than 2% of the Fund's net assets, and may invest in futures if no more than 5% of the Fund's assets are required as margin deposits. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date.

         Swaps, Caps, Floors and Collars. Unlike the International Equity Fund, the Overseas Equity Fund may enter into interest rate, currency and index swaps. Swaps are agreements under which payments based on a notional amount are exchanged in response to changes in the relative interest rates, exchange rates or index values under the swap agreement. For example, a currency swap is an agreement to exchange cash flows on a notional amount based on the relative value of two or more currencies. The Overseas Equity Fund will use these agreements for hedging and not speculative purposes.

         When-Issued/Delayed Delivery. The Overseas Equity Fund may purchase securities on a when-issued basis, something the International Equity Fund does not typically do. When purchasing securities on a when-issued basis, the Overseas Equity Fund's custodian segregates cash or liquid securities in a separate account to cover the purchase price of the securities. The completion of the transaction, however, is delayed for some period of time. The Overseas Equity Fund will not enter into these agreements simply for speculative purposes and will limit its commitments under these types of agreements to 25% or less of the Fund's assets.

How do the investment restrictions of the Funds differ?

         Both Funds have adopted identical fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of shareholders. There are, however, differences between the Funds' non-fundamental policies, some of which have been described above. In addition to those differences, the Funds have different non-fundamental policies regarding securities lending. The Overseas Equity Fund may lend up to 33% of its portfolio securities to qualified brokers, dealers and institutional investors for their use in securities transactions. The International Equity Fund may lend up to 25% of its portfolio securities in the same manner. If the Funds engage in securities lending they will receive payment for these transactions and the loans will be fully collateralized.

What are the risks factors associated with investments in the Funds?

         Like all investments, investments in the Funds involve risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years.

         The risks of investing in the Funds are basically the same as the risks of other investments in foreign equity securities of similar quality. The investment risks for the Funds are explained below.

         Market Risk: A majority of securities in a certain market--such as stocks or bonds--may decline in value because of economic conditions, future expectations, or investor confidence. Changes in general economic conditions and interest rates that affect the market as a whole may cause the price of a security to fluctuate. The Funds seek to manage this risk by maintaining a long-term investment approach.

         Industry and Security Risk: The value of securities in a particular industry, or the value of an individual stock or bond, may decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. Both Funds seek to manage this risk through diversification and by implementing policies that prohibit concentration. Accordingly, each Fund limits the amount of its investments in any single issuer (diversification) or any single industry (concentration). Each Fund may, however, invest more than 25% in securities of issuers located in the same country.

         Foreign Market Risk and Emerging Market Risk: Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. The risks of investing in foreign securities typically are greater in less developed or emerging market countries. While both Funds are exposed to these types of risks, each Fund tries to reduce this risk by investing in a number of different countries, by using hedging techniques, and by conducting detailed market analysis. To the extent that diversification may limit these risks, the Overseas Equity Fund may have somewhat less exposure to foreign securities risks than the International, but the fact that the Overseas Equity Fund may invest to a greater extent in developing countries than the International Equity Fund increases its exposure to those risks.

         Small Company Risk: Securities of smaller companies may be more volatile than those of larger companies because of limited financial resources or reliance on a smaller product line. Smaller companies that perform well in favorable markets, however, may offer above-average rates of growth in the price of their securities. Because the Overseas Equity Fund generally invests a greater percentage of its assets in smaller companies than the International Equity Fund, it may be exposed to a greater extent to this type of risk. The Overseas Equity Fund seeks to limit this risk by diversifying its portfolio.

         Interest Rate Risk: Adverse changes in interest rates affect the value of fixed income securities, such as bonds and debentures. Because the Funds normally invest almost all of their assets in equities, interest rate risk is not a significant for these Funds. The Funds' exposure to this risk will be greater, however, to the extent that either Fund invests in convertible debt obligations. Additionally, The Overseas Equity Fund has the ability to invest up to 40% of its assets in bonds that would be subject to this risk.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

         Provided that a quorum is present, the approval of the Plan requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Overseas Equity Fund, or (ii) 67% or more of the voting securities of the Overseas Equity Fund present at the Meeting, if the holders of more than 50% of the Overseas Equity Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Overseas Equity Fund held on the close of business on May 30, 2001 (the "Record Date"). If sufficient votes to approve the proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of the Overseas Equity Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting. The Meeting may also be adjourned by the chairperson of the Meeting.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved.

How do I ensure my vote is accurately recorded?

         You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also vote your shares by phone at ___-___-____. If votes are recorded by telephone, the Overseas Equity Fund or its agents will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that shareholders' instructions have been properly recorded. Internet voting is also available at www.__________.

Can I revoke my proxy?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

         Only shareholders of record of the Overseas Equity Fund at the close of business on May 30, 2001, the Record Date, will be entitled to vote at the Meeting. As of the Record Date, there were [_______________] outstanding shares of the Overseas Equity Fund.

What other solicitations will be made?

         The Overseas Equity Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Overseas Equity Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Trust may engage a proxy solicitation firm to solicit proxies from brokers, banks, other institutional holders and individual shareholders. The costs of any such additional solicitation will be approximately $4,500. The costs of any such additional solicitation and of any adjourned session will be shared by the following parties in the percentages indicated: 25% by the Overseas Equity Fund, 25% by the International Equity Fund, 25% by DMC, and 25% by DIAL.

Are there dissenters' rights?

         Shareholders of the Overseas Equity Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the Closing Date. After the Closing Date, you may redeem your International Equity Fund shares or exchange them into shares of certain other funds in the Delaware Investments Family of Funds, subject to the terms of the prospectus of the fund whose shares being acquired.


                 INFORMATION ABOUT THE INTERNATIONAL EQUITY FUND

         Information about the International Equity Fund is included in its current Prospectus, which is attached to and considered a part of this Proxy Statement/Prospectus. Additional information about the International Equity Fund is included in its Statement of Additional Information dated March 30, 2001 and the Statement of Additional Information dated [May 31], 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the International Equity Fund at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the International Equity Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the International Equity Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                   INFORMATION ABOUT THE OVERSEAS EQUITY FUND

         Information about the Overseas Equity Fund is included in its current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated [May 31], 2001 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Overseas Equity Fund at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                           INFORMATION ABOUT EACH FUND

         The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act. These materials can be inspected and copied at: the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, DC 20549, at prescribed rates or from its Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Overseas Equity Fund.

         To the best knowledge of the Overseas Equity Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of the Overseas Equity Fund. The Overseas Equity Fund has no knowledge of beneficial ownership.


Class       Name and Address of Account              Share Amount     Percentage
-----       ---------------------------              ------------     ----------

                                [TO BE PROVIDED]

         On the Record Date, the officers and trustees of the Surviving Trust, as a group, owned less than 1% of the outstanding shares of the International Equity Fund.

         To the best knowledge of the International Equity Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of The International Equity Fund. The International Equity Fund has no knowledge of beneficial ownership.

Class       Name and Address of Account              Share Amount     Percentage
-----       ---------------------------              ------------     ----------

                                [TO BE PROVIDED]

                              EXHIBITS TO COMBINED

                         PROXY STATEMENT AND PROSPECTUS

Exhibit

   A Form of Plan of Reorganization between Delaware Group Adviser Funds (on behalf of the Delaware Overseas Equity Fund) and Delaware Group Global & International Equity Funds (on behalf of Delaware International Equity Fund)

   B      Prospectus of Delaware International Equity Fund, dated March 31, 2001

   C Annual Report to Shareholders of Delaware International Equity Fund, now Delaware International Equity Fund, for the fiscal year ended November 30, 2000.

EXHIBIT A
                                      DRAFT
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, made as of this ___ day of ________ 2001, by and between Delaware Group [ ] (the "[Surviving] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 3400 One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [] Fund ("[Surviving] Fund"), and [Delaware Group/Voyageur] [ ] [Fund/Trust] (the "[Target] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, 34th Floor, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund") .

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for shares of beneficial interest, no par value, of the [Surviving] Fund - Class A ("[Surviving] Fund Class A Shares"), shares of beneficial interest, no par value, of the [Surviving] Fund - Class B ("[Surviving] Fund Class B Shares"), [and] shares of beneficial interest, no par value, of the [Surviving] Fund - Class C shares ("[Surviving] Fund Class C Shares"), [and shares of beneficial interest, no par value of the [Surviving] Fund -- Institutional Class ("[Surviving] Fund Institutional Class Shares")], and the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund;
(ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund - Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund - Class B Shares ("[Target] Fund Class B Shares"), [and] (c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund -- Class C Shares ("[Target] Fund Class C Shares") [, and (d) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund - Institutional Class Shares ("[Target] Fund Institutional Class Shares")], according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the [Target] Fund

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the [Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Surviving] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date; [and] (iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date [.][; and (iv) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date.] All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c) As soon as practicable following the Closing, the [Target] Fund shall dissolve and distribute pro rata to its shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section
1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  [If certificates are outstanding add the following:

                  (d) At the Closing, each shareholder of record of the [Target] Trust shall be entitled to surrender the same to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Trust shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be deemed for all [Surviving] Fund purposes to evidence ownership of the number of shares of beneficial interest of the [Surviving] Fund into which the shares of beneficial interest of the [Target] Fund (which prior to Closing were represented thereby) have been converted.]

                  (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

         2.       Valuation

                  (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [and] [Surviving] Fund Class C Shares [, and [Surviving] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [and] [Target] Fund Class C Shares [, and [Target] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date

                  The Valuation Date shall be July 19, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 3400 One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245] [Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, MN 55402]. Also, the [Target] Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund in such manner as the [Target] Trust may request.

         4.       Representations and Warranties by the [Target] Trust

                  The [Target] Trust represents and warrants to the [Surviving] Trust that:

                  (a) The [Target] Trust is a business trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a [diversified] [non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, without par value. Each outstanding share of the [Target] Fund is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

                  (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [February 28/April 30, 2001] [July 31/August 31/October 31/November 30, 2000], audited by Ernest & Young, LLP, copies of which have been delivered to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

                  (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

                  (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

                  (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The [Target] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.


         5.       Representations and Warranties by the [Surviving] Trust

                  The [Surviving] Trust represents and warrants to the [Target] Trust that:

                  (a) The [Surviving] Trust is a business trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. The [Surviving] Trust, of which the [Surviving] Fund is a [diversified] [non-diversified] separate series of shares, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and non-assessable, fully transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

                  (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

                  (k) The [Surviving] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

         6. Representations and Warranties by the [Target] Trust and the [Surviving] Trust

                  The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

                  (a) There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

                  (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or [Delaware] [Massachusetts] business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the [Target] Trust

                  (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

                  (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

                  (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

                      (1) A statement of the respective tax basis of all investments to be transferred by the [Target] Fund to the [Surviving] Fund.

                      (2) A copy of the shareholder ledger accounts for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

                  (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the [Surviving] Trust

                  (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

                  (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the [Target] Trust and the [Surviving] Trust

                  The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

                  (f) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley, Ronon, Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

                           (1) The acquisition by the [Surviving] Fund of
                  substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under to Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the [Target] Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the [Target] Fund
                  received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the [Target]
                  Fund received by the [Target] Fund will include the period during which such assets were held by the [Target] Fund under
                  Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the [Surviving] Fund shares received
                  by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the [Surviving] Fund's
                  shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The [Surviving] Fund will succeed to and take
                  into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (g) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Target] Trust was created as a business
                  trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

                           (2) The [Target] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

                           (3) The [Target] Trust is an open-end, investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Target] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and [Delaware] [Massachusetts] laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

                           (7) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

                  (h) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Surviving] Trust was created as a business
                  trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The [Surviving] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights;

                           (3) The [Surviving] Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Surviving] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

                           (5) The shares of beneficial interest of the
                  [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been duly and validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

                           (8) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

                  (i) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (j) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

                  (k) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-quarter by the [Target] Fund, one-quarter by the [Surviving] Fund, one-quarter by the [Target Fund's Adviser], and one-quarter by the [Surviving Fund's Adviser].

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

                      (1) by mutual consent of the [Target] Trust and the [Surviving] Trust;

                      (2) by the [Surviving] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

                      (3) by the [Target] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by ________ ___, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

         12.      Final Tax Returns and Forms 1099 of the [Target] Fund

                  (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by [(typically) a third party other than the [Surviving] Trust or the [Target] Trust or their respective series] at the time such Tax returns and Forms 1099 are prepared.

         13.      Cooperation and Exchange of Information

                  The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         14.      Entire Agreement and Amendments

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         15.      Counterparts

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         16.      Notices

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 3400 One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

         17.      Governing Law

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         18.      Effect of Facsimile Signature

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                   [Target] Trust, on behalf of the
                                   [Target] Fund



                                   By:
                                      ---------------------------------------
                                   Title:
                                         ------------------------------------

                                   [Surviving] Trust, on behalf of the
                                   [Surviving] Fund




                                   By:
                                      ---------------------------------------
                                   Title:
                                         ------------------------------------

                                                                       EXHIBIT B



         [Prospectus of Delaware International Equity Fund dated March 31, 2001 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to shareholders.]

                                                                       EXHIBIT C

[Annual Report to Shareholders of Delaware International Equity Fund for the fiscal year ended November 30, 2000 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to shareholders.]

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                          DELAWARE OVERSEAS EQUITY FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Overseas Equity Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

                                 Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                 -----------------------------------------------
                                 Signature

                                 -----------------------------------------------
                                 Print Name

                                 -----------------------------------------------
                                 Signature

                                 -----------------------------------------------
                                 Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY


                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group Adviser Funds, on behalf of its series, Delaware Overseas Equity Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal, to reorganize of the Overseas Equity Fund pursuant to the Plan of Reorganization with Delaware Group Global & International Equity Funds, on behalf of its series, Delaware International Value Equity Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

                                                        FOR    AGAINST   ABSTAIN
                                                        ---    -------   -------

     To approve an Plan of Reorganization by            |_|      |_|       |_|
     Delaware Group Adviser Funds, on behalf of its series, Delaware Overseas Equity Fund
     (the "Overseas Equity Fund"), and Delaware
     Group Global & International Equity Funds, on behalf of its series, Delaware International
     Value Equity Fund, that provides for the acquisition of substantially all of the assets and liabilities of the Overseas Equity
     Fund in exchange for shares of Delaware
     International Value Equity Fund, the
     distribution of such shares to the
     shareholders of the Overseas Equity Fund, and the dissolution of the Overseas Equity Fund.


IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                       DELAWARE GROUP OVERSEAS EQUITY FUND
                              Dated [May 31,] 2001



Acquisition of the Assets of the
DELAWARE OVERSEAS EQUITY FUND
(A series of Delaware Group Adviser Funds)


By and in exchange for shares of the
DELAWARE INTERNATIONAL EQUITY FUND
(A series of Delaware Group Global & International Equity Funds)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets, subject to the liabilities, of Delaware Overseas Equity Fund for shares of Delaware International Equity Fund, a series of Delaware Group Global & International Equity Funds.

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

         1. Statement of Additional Information of Delaware International Equity Fund, dated March 31, 2001.

         2. Annual Report of Delaware Overseas Equity Fund for the fiscal year ended October 31, 2000.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Joint Proxy Statement/Prospectus dated [May 31,] 2001, relating to the above-referenced transaction. You can request a copy of the Joint Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Investments Family of Funds, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                                [To Be Inserted]



         [Statement of Additional Information of Delaware International Equity Fund dated March 31, 2001 as previously filed via EDGAR is herein incorporated by reference and will be mailed to any shareholder who requests this SAI.]

                                [To Be Inserted]



         [Annual Report of Delaware Overseas Equity Fund for the fiscal year ended October 31, 2000 as previously filed via EDGAR is herein incorporated by reference and will be mailed to any shareholder who requests this SAI.]

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 16(a):

     (1)  Copies of the charter of the Registrant as now in effect;

          (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

          (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

          (b) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Executed Investment Management Agreement (November 23, 1999) between Delaware International Advisers Ltd. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (b) Executed Sub-Advisory Agreement (November 23, 1999) between Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Delaware Global Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Form of Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Global Bond Fund and International Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (b)  Form of Amendment No. 1 to Distribution Agreement (November 29,
               1995) on behalf of the Global Bond Fund and International Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (c) Executed Distribution Agreement (July 21, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of International Small Cap Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998

          (d) Executed Distribution Agreement (July 21, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of Global Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (e) Executed Adoption Agreement (November 23, 1999) relating to Distribution Agreements between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (f)  Form of Financial Intermediary Distribution Agreement (January 1,
               2001) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L. P. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (g) Administration and Service Agreement. Form of Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

          (h) Dealer's Agreement. Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (i) Mutual Fund Agreement. Form of Mutual Fund Agreement for the Delaware Group of Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9)  Copies of all custodian agreements and depository contracts under
          Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Executed Custodian Agreement (Module) (May 1, 1996) between The Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

               (i) Executed Letter (July 21, 1997) to add International Small Cap Fund and Global Equity Fund to the Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

               (ii) Executed Amendment to Custodian Agreement (November 20,
                    1997) between The Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

          (b) Executed Securities Lending Agreement (December 22, 1998) between The Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Form of Plan under Rule 12b-1 for Class A (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (b) Form of Plan under Rule 12b-1 for Class B (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (c) Form of Plan under Rule 12b-1 for Class C (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (d) Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          To be filed by amendment.

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          To be filed by amendment.

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Executed Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of International Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

          (b) Executed Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of Global Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

          (c) Executed Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of Global Bond Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

          (d) Form of First Amended and Restated Shareholders Services Agreement (July 21, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (e) Form of Second Amended and Restated Shareholders Services Agreement (December 23, 1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

          (f) Executed Adoption Agreement (November 23, 1999) relating to Shareholders Services Agreements between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (g) Schedule A to Shareholders Services Agreement (April 20, 2000) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

          (h) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

               (i) Executed Amendment No. 9 (March 31, 1998) to Schedule A to Delaware Group Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          (a) Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No. EX-99.14.a.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Trustees' Power of Attorney, is filed electronically herewith as Exhibit No. EX-99.16.a.

     (17) Any additional exhibits which the Registrant may wish to file.

          Not Applicable.

Item 17.  Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 30th day of April, 2001.

                                    DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                                    /s/ David K. Downes
                                    -------------------------------
                                    By: David K. Downes
                                        ---------------------------
                                    Title: Chief Executive Officer
                                           ------------------------

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

          Name:                                         Title:                               Date:
          -----                                         ------                               -----
                                                President/Chief Executive Officer/
/s/ David K. Downes                             Chief Financial Officer (Principal
-----------------------------                   Executive Officer/Principal
David K. Downes                                 Accounting Officer) and Trustee              April 30, 2001

/s/ Charles E. Haldeman, Jr.*
-----------------------------
Charles E. Haldeman, Jr.                        Chairman and Trustee                         April 30, 2001

/s/ John H. Durham*
-----------------------------
John H. Durham                                  Trustee                                      April 30, 2001

/s/ Anthony D. Knerr*
-----------------------------
Anthony D. Knerr                                Trustee                                      April 30, 2001

/s/ Ann R. Leven*
-----------------------------
Ann R. Leven                                    Trustee                                      April 30, 2001

/s/ Thomas F. Madison*
-----------------------------
Thomas F. Madison                               Trustee                                      April 30, 2001

/s/ John A. Fry*
-----------------------------
John A. Fry                                     Trustee                                      April 30, 2001

/s/ Walter P. Babich*
-----------------------------
Walter P. Babich                                Trustee                                      April 30, 2001

/s/ Janet L. Yeomans*
-----------------------------
Janet L. Yeomans                                Trustee                                      April 30, 2001

     * By: /s/David K. Downes
           ------------------
           David K. Downes, Chief Executive Officer
           Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT NO.            DESCRIPTION
-----------            -----------

EX-99.(14)(a)          Consent of Ernst & Young, independent auditors

EX-99.(16)(a)          Power of Attorney